Note 5 - Blanket Zimbabwe Indigenisation Transaction	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of the Blanket Zimbabwe indigenisation transaction [text block]
5	Blanket Zimbabwe Indigenisation Transaction

On February 20, 2012 the Group announced it had signed a Memorandum of Understanding (“MoU”) with the Minister of Youth, Development, Indigenisation and Empowerment of the Government of Zimbabwe pursuant to which the Group agreed that indigenous Zimbabweans would acquire an effective 51% ownership interest in the Zimbabwean company owning the Blanket Mine (also referred to herein as “Blanket” or “Blanket Mine” as the context requires) for a paid transactional value of $30.09 million. Pursuant to the above, members of the Group entered into agreements with each indigenous shareholder to transfer 51% of the Group’s ownership interest in Blanket Mine whereby it:

•	sold a 16% interest to the National Indigenisation and Economic Empowerment Fund (“NIEEF”) for $11.74 million;
•	sold a 15% interest to Fremiro Investments (Private) Limited (“Fremiro”), which is owned by indigenous Zimbabweans, for $11.01 million;
•	sold a 10% interest to Blanket Employee Trust Services (Private) Limited (“BETS”) for the benefit of present and future managers and employees for $7.34 million. The shares in BETS are held by the Blanket Mine Employee Trust (“Employee Trust”) with Blanket Mine’s employees holding participation units in the Employee Trust; and
•	donated a 10% ownership interest to the Gwanda Community Share Ownership Trust (“Community Trust”). In addition, Blanket Mine paid a non-refundable donation of $1 million to the Community Trust.

The Group facilitated the vendor funding of these transactions which is repaid by way of dividends from Blanket Mine. 80% of dividends declared by Blanket Mine are used to repay such loans and the remaining 20% unconditionally accrues to the respective indigenous shareholders. Following a modification to the interest rate on June 23, 2017, outstanding balances on these facilitation loans attract interest at a rate of the lower of a fixed 7.25% per annum payable quarterly or 80% of the Blanket Mine dividend in the quarter. The timing of the loan repayments depends on the future financial performance of Blanket Mine and the extent of future dividends declared by Blanket Mine. The Group related facilitation loans were transferred as dividends in specie intra-group and now the loans and most of the interest thereon is payable to the Company.

Accounting treatment

The directors of Caledonia Holdings Zimbabwe (Private) Limited (“CHZ”), a wholly-owned subsidiary of the Company, performed a reassessment using the requirements of IFRS 10: Consolidated Financial Statements (IFRS 10). It was concluded that CHZ should continue to consolidate Blanket Mine after the indigenisation. The subscription agreements with the indigenous shareholders have been accounted for accordingly as a transaction with non-controlling interests and as a share-based payment transaction.

The subscription agreements, concluded on February 20, 2012, were accounted for as follows:

•	Non-controlling interests (“NCI”) were recognised on the portion of shareholding upon which dividends declared by Blanket Mine will accrue unconditionally to equity holders as follows:
(a) 20% of the 16% shareholding of NIEEF;
(b) 20% of the 15% shareholding of Fremiro; and
(c) 100% of the 10% shareholding of the Community Trust.
•	This effectively means that NCI was initially recognised at 16.2% of the net assets of Blanket Mine, until the completion of the transaction with Fremiro, whereby the NCI reduced to 13.2% (see below).
•	The remaining 80% of the shareholding of NIEEF and Fremiro was recognised as NCI to the extent that their attributable share of the net asset value of Blanket Mine exceeds the balance on the facilitation loans, including interest. At December 31, 2021 the attributable net asset value did not exceed the balance on the respective loan account and thus no additional NCI was recognised.
•	The transaction with BETS is accounted for in accordance with IAS 19 Employee Benefits (profit sharing arrangement) as the ownership of the shares does not ultimately pass to the employees. The employees are entitled to participate in 20% of the dividends accruing to the 10% shareholding in Blanket Mine if they are employed at the date of such distribution. To the extent that 80% of the attributable dividends exceeds the balance on the BETS facilitation loan, they will accrue to the employees at the date of such declaration.
•	BETS is an entity effectively controlled and consolidated by Blanket Mine. Accordingly, the shares held by BETS are effectively treated as treasury shares in Blanket Mine and no NCI is recognised.

Fremiro purchase agreement

On November 5, 2018 the Company and Fremiro entered into a sale agreement for Caledonia to purchase Fremiro’s 15% shareholding in Blanket Mine. On January 20, 2020 all substantive conditions to the transaction were satisfied. The Company issued 727,266 shares to Fremiro for the cancellation of their facilitation loan and purchase of Fremiro’s 15% shareholding in Blanket Mine. The transaction was accounted for as a repurchase of a previously vested equity instrument. As a result, the Fremiro share of the NCI of $3,600 was derecognised, shares were issued at fair value, the share-based payment reserve was reduced by $2,247 and the Company’s shareholding in Blanket Mine increased to 64% on the effective date.

Blanket Mine’s indigenisation shareholding percentages and facilitation loan balances

		Effective interest &	NCI subject to	Balance of facilitation loan #
USD	Shareholding	NCI recognised	facilitation loan	December 31, 2021	December 31, 2020
NIEEF	16%	3.2%	12.8%	10,359	11,728
Community Trust	10%	10.0%	0.0%	–	–
BETS ~	10%	2.0%	0.0%	6,353	7,447
	36%	15.2%	12.8%	16,712	19,175

* The shares held by BETS are effectively treated as treasury shares (see above).

~ Accounted for under IAS19 Employee Benefits.

# Facilitation loans are accounted for as equity instruments and are accordingly not recognised as loans receivable.

The balance on the facilitation loans is reconciled as follows:

	2021	2020

Balance at January 1	19,175	30,974
Cancellation of Fremiro loan	–	(11,458)
Finance cost accrued	1,313	1,396
Dividends used to repay loan	(3,776)	(1,737)
Balance at December 31	16,712	19,175

Advance dividend loans and balances

In anticipation of completing the underlying subscription agreements, Blanket Mine agreed to advance dividend arrangements with NIEEF and the Community Trust. Advances made to the Community Trust against their right to receive dividends declared by Blanket Mine on their shareholding were as follows:

•	a $2 million payment on or before September 30, 2012;
•	a $1 million payment on or before February 28, 2013; and
•	a $1 million payment on or before April 30, 2013.

These advance payments were debited to a loan account bearing interest at a rate at the lower of a fixed 7.25% per annum, payable quarterly or the Blanket Mine dividend in the quarter to the advanced dividend loan holder. The loan is repayable by way of set-off of future dividends on the Blanket Mine shares owned by the Community Trust. Advances made to NIEEF as an advanced dividend loan before 2013 have been settled through Blanket Mine dividend repayments in 2014. The advance dividend payments were recognised as distributions to shareholders and they are classified as equity instruments. The loans arising are not recognised as loans receivables, because repayment is by way of uncertain future dividends. The final payment to settle the advance dividend loan to the Community Trust was made on September 22, 2021. Future dividends to the Community Trust will be unencumbered.

Amendments to advanced dividend loan agreements

Advance dividend loan modification - Community Trust

On February 27, 2020, the Group, Blanket Mine and the indigenous shareholders of Blanket Mine reached an agreement to change the repayment terms of the advance dividend loan to the Community Trust. The amendment allowed that 20% of the Community Trust share of the Blanket dividend accrues on declaration of the dividend and that the remaining 80% be applied to the advance dividend loan from February 27, 2020. The modification was not considered beneficial to the indigenous shareholders.

The movement in the advance dividend loan to the Community Trust is reconciled as follows:

	2021	2020

Balance at January 1	994	1,632
Finance cost accrued	29	98
Dividends used to repay advance dividend loan	(1,023)	(736)
Balance at December 31	–	994